PREPAID EXPENSES	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses

7. PREPAID EXPENSES

The prepaid expenses balance as of June 30, 2022 is $0.8 million compared to $25.7 million as of December 31, 2021. In light of the Company’s decision to voluntarily pause further development of Vicineum, the Company evaluated prepaid balances and determined that the prepayments for the manufacturing of Vicineum, including consumables, had no future economic benefit or value. Pursuant to ASC Topic 730, Certain Nonrefundable Advance Payment, the Company expensed $25.2 million of prepaids during the three months ended June 30, 2022.